Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–5.48%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.24%	$4,412,718	$111,758	$—	$(145,407)	$—	$111,791	436,597	$4,379,069
Invesco Global Real Estate Income Fund, Class R6	—	46,812,188	—	(50,860,703)	(1,032,236)	5,080,751	—	—	—
Invesco Managed Futures Strategy ETF	5.24%	80,183,629	5,665,458	—	8,570,933	—	—	1,860,526	94,420,020
Total Alternative Funds		131,408,535	5,777,216	(50,860,703)	7,393,290	5,080,751	111,791		98,799,089
Domestic Equity Funds–32.50%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.16%	89,271,494	—	(76,227,636)	(14,255,521)	22,105,121	—	585,251	20,893,458
Invesco Main Street Small Cap Fund, Class R6	2.97%	89,975,289	—	(38,489,196)	(10,416,190)	12,480,001	—	2,397,041	53,549,904
Invesco NASDAQ 100 ETF	6.71%	176,543,471	—	(46,559,603)	(20,952,839)	11,848,166	166,699	508,708	120,879,195
Invesco Russell 1000® Dynamic Multifactor ETF	9.08%	202,422,031	—	(36,464,255)	(9,679,227)	7,460,375	401,869	2,723,535	163,738,924
Invesco S&P 500 Revenue ETF(b)	11.46%	158,910,199	51,604,242	(2,542,912)	(1,847,188)	360,196	766,101	1,796,924	206,484,537
Invesco Value Opportunities Fund, Class R6	1.12%	74,346,084	—	(61,217,731)	(10,596,689)	17,725,230	—	796,888	20,256,894
Total Domestic Equity Funds		791,468,568	51,604,242	(261,501,333)	(67,747,654)	71,979,089	1,334,669		585,802,912
Fixed Income Funds–34.03%
Invesco Core Bond Fund, Class R6	9.09%	284,326,371	2,488,597	(121,776,562)	(4,171,004)	2,951,032	2,488,593	29,045,822	163,818,434
Invesco Core Plus Bond Fund, Class R6	4.83%	149,952,696	1,394,107	(63,667,806)	11,005,179	(11,619,496)	1,394,106	9,443,024	87,064,680
Invesco Emerging Markets Sovereign Debt ETF	1.68%	11,154,120	20,590,814	—	(1,491,787)	—	353,637	1,447,519	30,253,147
Invesco Equal Weight 0-30 Year Treasury ETF	6.96%	22,305,665	108,746,349	(2,454,689)	(2,748,884)	(425,055)	772,173	4,597,682	125,423,386
Invesco Floating Rate ESG Fund, Class R6	2.10%	29,574,841	9,089,693	—	(770,800)	—	638,907	6,014,878	37,893,734
Invesco High Yield Fund, Class R6	2.94%	44,625,992	9,598,258	—	(1,182,094)	—	823,932	15,198,325	53,042,156
Invesco Short Term Treasury ETF	3.99%	—	75,346,600	(3,191,451)	(163,679)	(6,898)	436,857	681,995	71,984,572
Invesco Variable Rate Investment Grade ETF	2.44%	46,558,794	—	(2,559,923)	(147,140)	29,742	531,955	1,752,805	43,881,473
Total Fixed Income Funds		588,498,479	227,254,418	(193,650,431)	329,791	(9,070,675)	7,440,160		613,361,582
International and Global Equity Funds–27.59%
Invesco Developing Markets Fund, Class R6	3.61%	34,736,694	35,947,082	(4,681,146)	299,932	(1,182,216)	—	1,859,519	65,120,346
Invesco Global Fund, Class R6	8.62%	113,600,782	59,132,914	(3,206,853)	(14,023,909)	(120,636)	—	1,914,990	155,382,298
Invesco International Developed Dynamic Multifactor ETF(b)	5.27%	44,376,882	54,696,017	(3,910,320)	(736,905)	641,737	871,202	3,004,659	95,067,411
Invesco International Growth Fund, Class R6	0.00%	20,706,324	—	(20,845,658)	5,321,392	(5,182,039)	—	1	19
Invesco International Small-Mid Company Fund, Class R6	5.22%	59,440,691	39,612,968	—	(4,944,039)	—	—	2,782,662	94,109,620
Invesco RAFI Developed Markets ex-U.S. ETF(b)	4.87%	53,931,804	36,901,485	(4,859,278)	232,053	1,508,930	614,042	1,254,864	87,714,994
Total International and Global Equity Funds		326,793,177	226,290,466	(37,503,255)	(13,851,476)	(4,334,224)	1,485,244		497,394,688
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.16%	3,764,196	13,076,187	(14,057,022)	—	—	19,387	2,783,361	2,783,361
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.27%	6,756,927	24,284,347	(26,105,898)	—	—	33,650	4,935,376	4,935,376
Total Money Market Funds		10,521,123	37,360,534	(40,162,920)	—	—	53,037		7,718,737
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,598,949,524)	100.03%	1,848,689,882	548,286,876	(583,678,642)	(73,876,049)	63,654,941	10,424,901		1,803,077,008

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 3.63%(c)(d)	0.05%	3,168,981	63,757,912	(66,147,841)	—	—	31,053 (e)	779,052	779,052
Invesco Private Prime Fund, 3.80%(c)(d)	0.11%	8,896,890	158,510,724	(165,364,691)	—	(5,631)	86,278 (e)	2,037,089	2,037,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,816,344)	0.16%	12,065,871	222,268,636	(231,512,532)	—	(5,631)	117,331		2,816,344
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,601,765,868)	100.19%	$1,860,755,753	$770,555,512	$(815,191,174)	$(73,876,049)	$63,649,310	$10,542,232		$1,805,893,352
OTHER ASSETS LESS LIABILITIES	(0.19)%								(3,355,822)
NET ASSETS	100.00%								$1,802,537,530
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,795,358,271	$—	$—	$1,795,358,271
Money Market Funds	7,718,737	2,816,344	—	10,535,081
Total Investments	$1,803,077,008	$2,816,344	$—	$1,805,893,352
Invesco Select Risk: Moderate Investor Fund